Schedule of Stock Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023	Jan. 31, 2022
Subsequent Events [Abstract]
Number of options, Outstanding	313,760	145,250	146,000
Weighted average exercise price per share, Outstanding	$ 6.53	$ 2.965	$ 3.019
Number of options, Granted	595,000	987,760
Weighted average exercise price per share, Granted	$ 0.06	$ 2.18
Number of options, expired
Weighted average exercise price per share, expired
Number of options, exercised	(250,000)	(674,000)
Weighted average exercise price per share, exercised	$ 0.07	$ 0.15
Number of options, Outstanding	658,760	313,760	145,250
Weighted average exercise price per share, Outstanding	$ 3.14	$ 6.53	$ 2.965
Number of options, Exercisable	487,510	313,760
Weighted average exercise price per share, Exercisable	$ 4.22	$ 6.53